Subsequent Events - Summary of Major Categories of Cash Flows from Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Net cash provided by/(used in) operating activities	$ 67	$ 81	$ (3)
Net cash used in investing activities	(11)	(6)	(17)
Net cash used in financing activities
Net cash used for discontinued operations	$ 56	$ 75	$ (20)